Information Related to Guaranteed Securities Issued by Subsidiaries - Additional Information (Detail) - Boe	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	10.00%
Number of barrels of proved reserves	473.3	670.1
Incorporation of proved reserves from extensions and discoveries	343.6	82.5
Decrease in proved reserves due to sale of minerals in situ Increase in proved reserves due to purchase of minerals in situ Net effect of decrease in our proved reserves Increased proved reserves excluding production Number of oil barrels produced Net increase decrease in proved reserves	367,800,000	169,000,000
Increase in proved reserves due to purchase of minerals in situ	9,100,000	16,000,000
Net effect of decrease in our proved reserves	358,700,000	153,000,000
Number of oil barrels produced	862.6	919.8	925,000,000
Net increase decrease in proved reserves	9,606.2	9,751.7	844,000,000
Number of oil barrels withdrawn from reserves	862.6
Increased proved reserves excluding production			81,000,000
Discounted future net cash flow calculating percentage	10.00%
Brazil member
Disclosure of subsidiaries [line items]
Incorporation of proved reserves from extensions and discoveries			103
Oil barrels added to proved reserves			131
Economic Revisions [member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	233.5	355.4
Technical Revisions [member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	239.9	314.7
Water Injection [member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	258.8	246.7
Natural Gas [member] | Consolidated Entities [member]
Disclosure of subsidiaries [line items]
Production capacity related to assets held for sale	32.00%
Petrobras Global Finance BV [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Petrobras Global Finance B.V. (PGF)
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting power held in subsidiary	0.00%
Murphy Exploration and Production Company [member] | Consolidated Entities [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
Murphy Exploration and Production Company [member] | North America [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
Petrobras America Inc [member] | Consolidated Entities [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	20.00%
Petrobras America Inc [member] | North America [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	20.00%